                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Coatue Management, LLC
Address: 126 East 56th Street
         New York, New York 10022

Form 13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Phillipe P. Laffont
Title:   Investment Manager
Phone:   (212) 715-5100

Signature, Place, and Date of Signing:

         /s/Phillipe Laffont     New York, N.Y.        5-10-01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $74,193
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------         ---------   --------      --------

                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  -----------   --------  ----  ------  ----

360NETWORKS        Subordinated
                   Shares        88575T205  1,662,263    466600    Sh         Sole         None      Sole
ADVA AG NPV        Ordinary      5653487      133,012     16625    Sh         Sole         None      Sole
AMAZON.COM INC     Common        023135106  1,478,235    144500    Sh         Sole         None      Sole
ART TECHNOLOGY
  GROUP INC        Common        04289L107  1,591,200    132600    Sh         Sole         None      Sole
AVANEX CORP        Common        05348W109    298,074     28200    Sh         Sole         None      Sole
BROADBASE SOFTWARE
   INC             Common        11130R100  2,542,719   1251800    Sh         Sole         None      Sole
CENTILLIUM
  COMMUNICATIONS
  INC              Common        152319109  1,231,650     50400    Sh         Sole         None      Sole
CENTRINITY INCCMN  Common        2247270      218,356     37210    Sh         Sole         None      Sole
CHARTER COMMUNICA-
  TIONS, INC       Class A       16117M107  3,158,450    139600    Sh         Sole         None      Sole
CLEAR CHANNEL
  COMMUNICATIONS   Common        184502102  7,323,525    134500    Sh         Sole         None      Sole
COREL CORP         Common        21868Q109    650,998    267076    Sh         Sole         None      Sole
COSINE COMMUNICA-
  TIONS INC        Common        221222102     53,125     25000    Sh         Sole         None      Sole
DSL.NET INC        Common        262506108    174,375    180000    Sh         Sole         None      Sole
E.SPIRE COMMUNICA-
  TIONS INC        Common        269153102     39,531    115000    Sh         Sole         None      Sole
ECHOSTAR COMMUNI-
  CATIONS CORP     Class A       278762109  5,274,469    190500    Sh         Sole         None      Sole
EMULEX CORP        Common        292475209  1,637,572     87047    Sh         Sole         None      Sole
ENTERCOM COMMS.
  CORP             Class A       293639100  3,316,920     84400    Sh         Sole         None      Sole
FOCAL COMMUNICA-
  TIONS CORP       Common        344155106    261,494     27800    Sh         Sole         None      Sole
FRANCE TELECOM
  S.A.             Ordinary      5176177    4,424,119     75840    Sh         Sole         None      Sole
GENERAL MOTORS
  CORPORATION      Common,
                   Class H       370442832  2,677,350    137300    Sh         Sole         None      Sole
GLOBALSTAR TELE-
  COMMUNICATION    Common        G3930H104    120,851    208364    Sh         Sole         None      Sole
INTERNET AMERICA
  INC              Common        46058Y109     12,500     25000    Sh         Sole         None      Sole


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

JUNO ONLINE
  SERVICES INC     Common        482048105    218,475    194200    Sh         Sole         None      Sole
LAMAR ADVERTISING
   CO              Class A       512815101  5,071,500    138000    Sh         Sole         None      Sole
LEVEL 3 COMMUNI-
  CATIONS INC      Common        52729N100  4,630,438    266500    Sh         Sole         None      Sole
MATRIXONE INC      Common        57685P304  2,300,025    134800    Sh         Sole         None      Sole
METRICOM INC       Common        591596101    260,081    126100    Sh         Sole         None      Sole
NEON COMMUNICA-
  TIONS INC        Common        640506101    227,500     45500    Sh         Sole         None      Sole
NETWORK ACCESS
  SOLUTIONS        Common        64120S109    113,664    177600    Sh         Sole         None      Sole
NETWORK PLUS CORP  Common        64122D506  1,266,406    324200    Sh         Sole         None      Sole
NETZERO INC.       Common        64122R109    173,184    263900    Sh         Sole         None      Sole
NEXTEL COMMUNICA-
  TIONS CL A       Class A       65332V103  1,137,063     79100    Sh         Sole         None      Sole
OPLINK COMMUNICA-
  TIONS INC        Common        68375Q106    427,500    114000    Sh         Sole         None      Sole
OTTO SEAT-PAGINE
  GIALLE SPA       Ordinary      5843642    1,015,608    850000    Sh         Sole         None      Sole
PEGASUS COMMUNI-
  CATIONS CORP     Class A       705904100    230,000     10000    Sh         Sole         None      Sole
PERLE SYSTEMS LTD  Common        714152105      8,438     10000    Sh         Sole         None      Sole
RCN CORP           Common        749361101  1,598,281    265000    Sh         Sole         None      Sole
SELECTICA INC      Common        816288104  2,836,080    545400    Sh         Sole         None      Sole
TELIGENT, INC.     Class A       87959Y103     83,778    141100    Sh         Sole         None      Sole
TYCOM LTD.         Common        G9144B106  2,469,570    187800    Sh         Sole         None      Sole
USA NETWORKS INC   Common        902984103  3,056,819    127700    Sh         Sole         None      Sole
VIACOM INC         Class B       925524308  4,449,764    101200    Sh         Sole         None      Sole
VIATEL INC         Common        925529208    115,594    205500    Sh         Sole         None      Sole
WESTWOOD ONE INC   Common        961815107  1,848,506     80300    Sh         Sole         None      Sole
WINSTAR COMMUNI-
  CATIONS INC      Common        975515107  1,391,213    645200    Sh         Sole         None      Sole
WORLD ACCESS
  INC (NEW)        Common        98141A101     44,625    178500    Sh         Sole         None      Sole
XO COMMUNICATIONS
   INC             Class A       983764101    938,000    134000    Sh         Sole         None      Sole

                                 Total:  $74,192,900

02984001.AA1












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